SHARE-BASED COMPENSATION (Details 4) - USD ($)		12 Months Ended
	May 15, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Granted (in shares)	525,000
Exercised (in shares)		0
Weighted Average Exercise Price (US$)
Granted (in dollars per share)	$ 5.35
Options outstanding (in dollars per share)		$ 0
2014 Plan
Number of Options
Options outstanding (in shares)		501,000	509,000
Granted (in shares)				525,000
Exercised (in shares)		(27,000)
Cancelled and forfeited (in shares)		(71,000)	(8,000)	(16,000)
Options outstanding (in shares)		403,000	501,000	509,000
Vested and expected to vest (in shares)		396,226
Exercisable (in shares)		201,500
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share)		$ 5.35	$ 5.35
Granted (in dollars per share)				5.35
Exercised (in dollars per share)		5.35
Cancelled and forfeited (in dollars per share)		5.35	5.35	5.35
Options outstanding (in dollars per share)		5.35	$ 5.35	$ 5.35
Vested and expected to vest		5.35
Exercisable (in dollars per share)		$ 5.35
Weighted Average Contractual Term
Options outstanding, contractual term		7 years 4 months 17 days	8 years 4 months 17 days	9 years 4 months 17 days
Vested and expected to vest		7 years 4 months 17 days
Exercisable, contractual term		7 years 4 months 17 days
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value		$ 175,305		$ 481,005	$ 0
Vested and expected to vest		172,358
Exercisable, intrinsic value		$ 87,653
Weighted Average Grant-date Fair Value (US$)
Granted, fair value (in dollars per share)				$ 2.86